Other Current Receivables - Summary of Other Current Receivables (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other current receivables [line items]
Derivative assets	kr 1,851	kr 1,121
Other taxes	6,395	7,973
Total other current receivables	11,962	9,688
Others [member]
Disclosure of other current receivables [line items]
Prepaid expenses	2,552	2,506
Advance payments to suppliers	128	473
Derivative assets	1,851	1,121
Other taxes	4,176	3,349
Total other current receivables	kr 3,255	kr 2,239